Changes in Capital Accounts (Tables)	6 Months Ended
Jun. 30, 2016
Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2014	45,180	$29.76
Granted	91,449	18.32
Vested	(15,060)	29.76
Forfeited or expired	-	-
Outstanding at June 30, 2015	121,569	$21.15
Granted	-	-
Vested	-	-
Outstanding at December 31, 2015	121,569	$21.15
Granted	124,989	3.04
Vested	(45,543)	22.10
Outstanding at June 30, 2016	201,015	$9.68